Valuation and Qualifying Accounts	12 Months Ended
Dec. 27, 2014
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS [Text Block]
INTEL CORPORATION
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

Three Years Ended December 27, 2014 (In Millions)	Balance at Beginning of Year	Additions Charged to Expenses/ Other Accounts	Net (Deductions) Recoveries	Balance at End of Year
Allowance for doubtful receivables
2014	$38	$10	$(10)	$38
2013	$38	$5	$(5)	$38
2012	$36	$3	$(1)	$38
Valuation allowance for deferred tax assets
2014	$456	$128	$11	$595
2013	$389	$88	$(21)	$456
2012	$373	$77	$(61)	$389
Deductions in allowance for doubtful receivables represent uncollectible accounts written off, net of recoveries.